Intangible Assets - DAC for US operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DAC amounts
Gain (loss) for altered shadow DAC amortisation	£ (76)	£ 76	£ 337
Shareholder-backed
DAC amounts
Deferred acquisition costs	9,233	9,178
Shareholder-backed | Jackson (US insurance operations)
DAC amounts
Deferred acquisition costs	8,197	8,303
Positive (negative) unrealised valuation movement	617	(28)
Gain (loss) for altered shadow DAC amortisation	(76)	76
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs	(289)	(237)
Shareholder-backed | Jackson (US insurance operations) | Amortisation to the income statement, Operating profit
DAC amounts
(Credit) charge for (decelerated) accelerated amortisation	£ (86)	(93)	£ 2
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
DAC amounts
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	32.00%
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	37.00%
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 8,208	7,844
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 278	£ 696